NET INCOME (LOSS) PER SHARE - SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					60 Months Ended	69 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Sep. 30, 2013
Net Loss			$ (5,783,685)	$ (2,871,643)	$ (5,135,618)	$ (4,440,103)	$ (1,207,561)	$ (306,190)	$ (406,706)	$ (11,496,178)	$ (17,279,864)
Common stock - basic	478,883,561	113,190,278	415,163,655	99,478,308	140,710,454	52,691,358
Common shares equivalents					0	0
Common stock - diluted					140,710,454	52,691,358
Net loss per share					$ (0.04)	$ (0.08)